Consolidated Statements of Cash Flow (Unaudited) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Cash flows from operating activities:
Net (Loss)	$ (1,797,228)	$ (10,150,082)	$ (3,973,806)	$ (11,709,412)	$ (5,788,901)
Adjustments to reconcile Net (Loss) to Net Cash provided by operations:
Depreciation and amortization	72,258	2,957,337	329,478	599,863	148,860
Loss on vendor notes receivable foreclosure					1,279,921
Imputed interest					46,340
Debt discount amortization		24,144	11,505	151,856	356,250
Stock grants	106,563	548,058	496,143	703,030
Stock for services		272,000	22,350	22,350	454,625
Employee stock awards	482,624	688,750	644,724	1,172,974	160,000
Gain on bargain purchase			(1,599,161)
Warrants for services and interest	125,000				113,188
Stock and warrants for promissory note conversion				358,800
Loss on purchase				2,118,154
Changes in Current Assets and Liabilities
Accounts receivable	(1,031,385)	91,995	611,740	(131,113)	(171,812)
Vendor advances receivable					186,486
Allowance for doubtful accounts	(3,000)	(124,313)	(9,000)	106,320	26,046
Due to (from) related parties	4,257	2,858	(11,354)	(5,361)	(18,461)
Inventories	(612,693)	(250,383)	(1,546,301)	(2,367,591)	(928,762)
Prepaid expenses	101,114	301,241	38,213	215,489	183,181
Deposits	(16,300)	(93,830)	(39,115)	(12,734)
Accounts payable	2,572	2,357,708	(113,389)	1,440,879	418,898
Accrued liabilities	286,435	271,063	(66,413)	42,289	254,774
Net cash used in operating activities	(2,279,783)	(3,103,454)	(5,204,386)	(7,294,207)	(3,279,367)
Cash flows from investing activities
Purchase of equipment	(507,181)	(356,022)	(1,629,833)	(2,291,907)	(304,188)
Jagemann Acquisition				(7,000,000)
Acquisition Deposit			(250,000)
Purchase of patent	(100,000)			(250,000)	(100,000)
Net cash used in investing activities	(607,181)	(356,022)	(1,879,833)	(9,541,907)	(404,188)
Cash flow from financing activities
Note payable related party		415,000
Convertible note payment					(300,000)
Note payment - related party		(1,500,000)		(500,000)	(960,000)
Insurance premium note payment	(74,429)	(322,209)	(99,907)	(191,275)	(207,033)
Contingent consideration payment		(300,000)	(50,000)	(50,000)
Convertible promissory note	(1,575,000)		1,534,000	1,534,000
Sale of common stock	9,263,424	2,465,540	3,591,030	10,903,930	6,038,900
Purchase of common stock			(124,000)	(124,000)
Factoring liability		936,750
Purchase of common stock				(124,000)
Common stock issued for exercised warrants			4,767,625	4,767,625
Collection of stock subscription	5,000				167,500
Common stock activity - founders shares					(99,355)
Organizational and fundraising costs	(1,137,211)	(285,981)	(872,870)	(1,704,563)	(179,750)
Net cash provided by financing activities	6,481,784	1,409,100	8,745,878	14,635,717	4,460,262
Net increase in cash	3,594,820	(2,050,376)	1,661,659	(2,200,397)	776,707
Cash, beginning of period	786,823	2,181,246	4,381,643	4,381,643	10,116
Cash, end of period	4,381,643	130,870	6,043,302	2,181,246	786,823
Supplemental cash flow disclosures
Cash paid during the period for - Interest		346,800	11,979	240,523	9,105
Cash paid during the period for - Income taxes
Non-cash investing and financing activities:
Additional paid-in-capital			(11)	(11)
Common stock			11	11
Issuance of common stock			4,624,005	4,624,005
Contingent consideration payable			1,250,000	1,250,000
Patent acquisition			(5,874,005)	(5,874,005)
Issuance of common stock				7,381,846
Acquired Intangible Assets				(5,912,305)
Acquired Equipment				(11,869,541)
Convertible promissory note				(1,410,000)
Accrued Liabilities				(52,065)
Convertible promissory note and accrued interest		(318,226)
Convertible promissory note conversion		318,226		1,462,065
Vendor notes receivable					1,305,079
Vendor advances receivable					(96,552)
Accounts receivable					(20,965)
Inventories		165,120			(644,447)
Licensing agreement					(125,000)
Issuance of common stock					125,000
Insurance premium note payment	167,456			321,966	213,913
Prepaid expenses	(167,456)	(165,120)		(321,966)	(213,913)
Common stock					604
Additional paid-in-capital					(604)
Prepaid legal services					(224,000)
Issuance of common stock					224,000
Issuance of common stock					750,000
Patent acquisition					(750,000)
Stock subscription receivable					(5,000)
Additional paid-in-capital					5,000
Right of use assets - operating leases		(4,168,771)
Operating lease liability		4,168,771
Other Intangible Assets		2,312,609
Note payable related party		(2,596,200)		10,400,000
Deposits		(109,250)
Equipment		392,841			(543,115)
Total non-cash investing and financing activities